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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TA Associates, L.P.
         ________________________________

Address: 200 Clarendon Street, 56th Floor
         ________________________________

         Boston, MA 02116
         ________________________________

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas P. Alber
         _______________________

Title:   Chief Financial Officer
         _______________________

Phone:   617.574.6735
         _______________________

Signature, Place, and Date of Signing:

  /s/ Thomas P. Alber             Boston, MA                   8/13/12
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $236,202
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                              TA Associates, L.P.

                          Form 13F Information Table

                                 June 30, 2012

                                                                                                               Column 8:
                                                         Column 4:    Column 5:     Column 6:  Column 7:    Voting Authority
         Column 1:              Column 2:     Column 3:    Value      Shares or     Investment   Other   ----------------------
       Name of Issuer         Title of Class    CUSIP    (x$1000)  Principal Amount Discretion  Manager     Sole    Shared None
       --------------         -------------- ----------- --------- ---------------- ---------- --------- ---------- ------ ----
AVG Technologies N V.........     Common     N07831 10 5 $165,700   12,736,384 SH      Sole              12,736,384
Intralinks Holdings Inc......     Common     46118H 10 4 $ 40,992    9,358,834 SH      Sole               9,358,834
MetroPCS Communications Inc..     Common     591708 10 2 $ 29,510    4,877,681 SH      Sole               4,877,681
   COLUMN TOTALS.............                            $236,202